Co-Investments - Co-investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Co-investments in funds	$ 76,697	$ 72,848
Total co-investments	$ 76,697	$ 72,848